UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 10/31/17

Item 1. Schedule of Investments.

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, October 31, 2017 (unaudited)
Franklin Floating Rate Master Series
				% of Net
	Country	Shares	Value	Assets

Common Stocks
Oil & Gas Exploration & Production
Samson Resources II LLC	United States	155,501	$2,410,266	0.13
Steel
Warrior Met Coal Inc	United States	14,759	384,029	0.02
Total Common Stocks (Cost $2,697,558)			2,794,295	0.15

Management Investment Companies
Other Diversified Financial Services
[a] Franklin Lower Tier Floating Rate Fund	United States	2,766,646	28,828,453	1.58
[a] Franklin Middle Tier Floating Rate Fund	United States	2,910,685	28,582,923	1.57
Total Management Investment Companies
(Cost $57,465,981)			57,411,376	3.15

		Principal
		Amount*

Corporate Bonds (Cost $8,537,133)
Industrial Machinery
[b] Onsite Rental Group Operations Property Ltd., senior note, PIK,
6.10%, 10/26/23	Australia	$10,100,691	7,720,487	0.43

[c] Senior Floating Rate Interests
Aerospace & Defense
Avolon TLB Borrower 1 US LLC, Initial Term B-1 Loans, 3.488%,
(LIBOR + 2.25%), 9/16/20	United States	6,982,500	7,029,534	0.39
Delos Finance SARL (ILFC), New Loan, 3.333%, (LIBOR + 2.00%),
10/06/23	Luxembourg	32,284,435	32,566,924	1.79
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.583%, (LIBOR + 8.25%), 10/09/20	United States	3,923,627	3,727,446	0.20
Term B Loans, 4.833%, (LIBOR + 3.50%), 4/09/20	United States	20,656,827	20,105,972	1.10
Flying Fortress Inc. (ILFC), New Loan, 3.333%, (LIBOR + 2.00%),
10/30/22	Luxembourg	18,210,912	18,336,112	1.01
Leidos Innovations Corp., Term Loan B, 3.25%, (LIBOR + 2.00%),
8/16/23	United States	1,579,446	1,592,114	0.09
			83,358,102	4.58
Agricultural Products
Allflex Holdings III Inc., Second Lien Initial Term Loan, 8.363%,
(LIBOR + 7.00%), 7/16/21	United States	1,717,310	1,728,043	0.09
Air Freight & Logistics
XPO Logistics Inc., Loans, 3.599%, (LIBOR + 2.25%), 11/01/21	United States	8,683,186	8,742,909	0.48
Airlines
Air Canada, Term Loan, 3.568%, (LIBOR + 2.25%), 10/06/23	Canada	17,072,526	17,197,019	0.94
American Airlines Inc.,
2017 Replacement Term Loans, 3.24%, (LIBOR + 2.00%),
6/27/20	United States	4,941,691	4,957,973	0.27
Class B Term Loans, 3.742%, (LIBOR + 2.50%), 4/28/23	United States	7,229,192	7,251,285	0.40
Class B Term Loans, 3.739%, (LIBOR + 2.50%), 12/14/23	United States	16,098,633	16,147,830	0.89
United Airlines Inc., Class B Term Loans, 3.63%, (LIBOR + 2.25%),
4/01/24	United States	2,573,200	2,588,318	0.14
			48,142,425	2.64

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c] Senior Floating Rate Interests (continued)
Apparel Retail
Ascena Retail Group Inc., Tranche B Term Loan, 5.75%, (LIBOR +
4.50%), 8/21/22	United States	$51,411,396	$44,840,403	2.46
Auto Parts & Equipment
Allison Transmission Inc., Term Loans, 3.25%, (LIBOR + 2.00%),
9/23/22	United States	14,920,305	15,025,747	0.82
American Axle and Manufacturing Inc., Tranche B Term Loan, 3.49%
- 3.62%, (LIBOR + 2.25%), 4/06/24	United States	1,954,631	1,958,092	0.11
TI Group Automotive Systems LLC, Initial US Term Loan, 3.992%,
(LIBOR + 2.75%), 6/30/22	United States	16,310,481	16,386,945	0.90
			33,370,784	1.83
Broadcasting
Gray Television Inc., Term B-2 Loan, 3.735%, (LIBOR + 2.50%),
2/07/24	United States	10,386,978	10,479,724	0.58
Mission Broadcasting Inc., Term Loan B-2, 3.735%, (LIBOR +
2.50%), 7/19/24	United States	557,152	560,929	0.03
Nexstar Broadcasting Inc.,
Term A-2 Loan, 3.235%, (LIBOR + 2.00%), 7/19/22	United States	1,831,600	1,833,890	0.10
Term Loan B-2, 3.735%, (LIBOR + 2.50%), 7/19/24	United States	4,437,542	4,467,624	0.25
Sinclair Television Group Inc., Tranche B Term Loans, 3.50%, (LIBOR
+ 2.25%), 1/03/24	United States	1,907,429	1,914,581	0.10
WXXA-TV LLC and WLAJ-TV LLC, Term Loan A-2, 3.237%, (LIBOR
+ 2.00%), 7/19/22	United States	61,883	61,960	0.00	†
			19,318,708	1.06
Cable & Satellite
Charter Communications Operating LLC, Term Loan A-1, 3.00%,
(LIBOR + 1.75%), 5/18/21	United States	13,336,527	13,354,384	0.73
CSC Holdings LLC (Cablevision), March 2017 Incremental Term
Loans, 3.489%, (LIBOR + 2.25%), 7/17/25	United States	21,866,589	21,839,103	1.20
Mediacom Illinois LLC, Tranche K Term Loan, 3.46%, (LIBOR +
2.25%), 2/15/24	United States	4,264,464	4,284,720	0.23
Virgin Media Bristol LLC, I Facility, 3.989%, (LIBOR + 2.75%),
1/31/25	United States	15,350,757	15,426,314	0.85
			54,904,521	3.01
Casinos & Gaming
Boyd Gaming Corp.,
Refinancing Term B Loans, 3.702%, (LIBOR + 2.50%), 9/15/23	United States	8,530,353	8,580,707	0.47
Term A Loan, 2.952%, (LIBOR + 1.75%), 9/15/21	United States	2,283,489	2,283,489	0.13
CEOC LLC, Term B Loans, 3.742%, (LIBOR + 2.50%), 10/06/24	United States	1,537,575	1,540,818	0.08
Eldorado Resorts Inc., Initial Term Loan, 3.50%, (LIBOR + 2.25%),
4/17/24	United States	4,309,220	4,322,686	0.24
Greektown Holdings LLC, Initial Term Loan, 4.242%, (LIBOR +
3.00%), 4/25/24	United States	8,431,062	8,474,533	0.47
Kingpin Intermediate Holdings LLC, Initial Term Loans, 5.57%,
(LIBOR + 4.25%), 7/03/24	United States	1,596,000	1,612,939	0.09
Las Vegas Sands LLC, Term B Loans, 3.242%, (LIBOR + 2.00%),
3/29/24	United States	785,811	790,995	0.04
			27,606,167	1.52

|2

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c] Senior Floating Rate Interests (continued)
Coal & Consumable Fuels
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 6.992%, (LIBOR + 5.75%), 8/14/20	United States	$15,278,415	$15,087,435	0.83
Second Lien Initial Term Loan, 11.992%, (LIBOR + 10.75%),
2/16/21	United States	2,232,389	2,204,484	0.12
Foresight Energy LLC, Term Loans, 7.083%, (LIBOR + 5.75%),
3/28/22	United States	25,014,726	23,670,185	1.30
Westmoreland Coal Co., Term Loan, 7.833%, (LIBOR + 6.50%),
12/16/20	United States	3,700,693	2,346,239	0.13
			43,308,343	2.38
Commodity Chemicals
Cyanco Intermediate Corp., Initial Term Loan, 5.742%, (LIBOR +
4.50%), 5/01/20	United States	26,819,878	27,104,839	1.49
Ineos U.S. Finance LLC,
2024 Dollar Term Loan, 3.941%, (LIBOR + 2.75%), 3/31/24	United States	9,121,169	9,161,074	0.50
[d,e] New 2024 Term Facilities, TBD, 3/31/24	United States	8,779,767	8,818,179	0.49
			45,084,092	2.48
Communications Equipment
Ciena Corp., Refinancing Term Loan, 3.739%, (LIBOR + 2.50%),
1/28/22	United States	8,744,115	8,787,836	0.48
Commscope Inc., Tranche 5 Term Loans, 3.242% - 3.38%, (LIBOR +
2.00%), 12/29/22	United States	9,784,726	9,870,097	0.54
			18,657,933	1.02
Data Processing & Outsourced Services
CIBT Global Inc., Initial Term Loan, 5.333%, (LIBOR + 4.00%),
6/01/24	United States	3,936,880	3,956,564	0.22
Global Payments Inc., Term A-2 Loan, 2.952%, (LIBOR + 1.75%),
5/02/22	United States	9,842,970	9,849,122	0.54
[d] Wex Inc., Term Loan B, 3.992%, (LIBOR + 2.75%), 7/01/23	United States	2,859,493	2,892,780	0.16
			16,698,466	0.92
Diversified Chemicals
Chemours Co., Tranche B-1 US Term Loans, 3.75%, (LIBOR +
2.50%), 5/12/22	United States	22,710,978	22,959,391	1.26
OCI Beaumont LLC, Term B-3 Loan, 8.064%, (LIBOR + 6.75%),
8/20/19	United States	16,093,750	16,341,867	0.90
Unifrax I LLC, Initial Dollar Term Loans, 5.083%, (LIBOR + 3.75%),
4/04/24	United States	2,779,989	2,807,789	0.15
			42,109,047	2.31
Diversified Real Estate Activities
Realogy Group LLC, Initial Term A Loans, 3.238%, (LIBOR + 2.00%),
10/23/20	United States	6,558,742	6,587,436	0.36
Diversified Support Services
Ventia Pty. Ltd., Term B Loans (USD), 4.833%, (LIBOR + 3.50%),
5/21/22	Australia	3,923,908	3,953,337	0.22
Electric Utilities
EFS Cogen Holdings I LLC (Linden),
[d,e] Term B Advance, TBD, 6/28/23	United States	1,961,447	1,977,874	0.11
Term B Advance, 4.84%, (LIBOR + 3.50%), 6/28/23	United States	2,336,423	2,356,867	0.13
			4,334,741	0.24

|3

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c] Senior Floating Rate Interests (continued)
Fertilizers & Agricultural Chemicals
Mosaic Co., Term Loan A, 2.739%, (LIBOR + 1.50%), 11/18/21	United States	$2,299,581	$2,295,626	0.13
Food Distributors
Aramark Corp., U.S. Term A Loan, 2.992%, (LIBOR + 1.75%),
3/28/22	United States	6,205,408	6,238,377	0.34
Nutraceutical International Corp., Term Loan, 5.238%, (LIBOR +
4.00%), 8/23/23	United States	2,926,121	2,933,436	0.16
			9,171,813	0.50
Food Retail
Smart & Final Stores LLC, First Lien Term Loan, 4.833%, (LIBOR +
3.50%), 11/15/22	United States	5,991,237	5,813,998	0.32
Forest Products
[f] Appvion Inc., Roll-Up Loans, 7.75%, (LIBOR + 6.50%), 7/01/18	United States	13,853,531	13,853,531	0.76
General Merchandise Stores
99 Cents Only Stores, Tranche B-2 Loan, 4.817% - 4.833%, (LIBOR
+ 3.50%), 1/11/19	United States	23,751,013	22,415,018	1.23
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.042% - 5.113%,
(LIBOR + 3.75%), 7/09/19	United States	29,919,353	27,525,806	1.51
			49,940,824	2.74
Health Care Distributors
Mallinckrodt International Finance SA/CB LLC, Extended Term Loan
B, 4.083%, (LIBOR + 2.75%), 9/24/24	Luxembourg	10,308,200	10,342,557	0.57
Health Care Services
DaVita Healthcare Partners Inc., Tranche A Term Loan, 3.242%,
(LIBOR + 2.00%), 6/24/19	United States	6,620,374	6,638,951	0.36
Envision Healthcare Corp., Initial Term Loans, 4.25%, (LIBOR +
3.00%), 12/01/23	United States	8,428,467	8,477,630	0.47
U.S. Renal Care Inc., Initial Term Loan, 5.583%, (LIBOR + 4.25%),
12/31/22	United States	12,714,112	12,324,743	0.68
			27,441,324	1.51
Hotels, Resorts & Cruise Lines
Hilton Worldwide Finance LLC, Series B-2 Term Loans, 3.238%,
(LIBOR + 2.00%), 10/25/23	United States	9,940,025	10,010,231	0.55
Household Products
Spectrum Brands Inc., USD Term Loans, 3.242% - 3.312%, (LIBOR +
2.00%), 6/23/22	United States	12,931,431	13,034,081	0.72
Independent Power Producers & Energy Traders
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.50%, (LIBOR
+ 2.25%), 5/03/20	United States	33,332,108	33,441,471	1.83
Calpine Corp., Term Loan (B5), 4.09%, (LIBOR + 2.75%), 1/15/24	United States	9,174,117	9,218,097	0.51
Helix Gen Funding LLC, Term Loan, 5.083%, (LIBOR + 3.75%),
6/02/24	United States	18,927,451	19,154,580	1.05
Lightstone Holdco LLC,
Initial Term B Loan, 5.742%, (LIBOR + 4.50%), 1/30/24	United States	12,298,572	12,372,560	0.68
Initial Term C Loan, 5.742%, (LIBOR + 4.50%), 1/30/24	United States	766,326	770,936	0.04
NRG Energy Inc., Term Loans, 3.583%, (LIBOR + 2.25%), 6/30/23	United States	28,318,495	28,407,076	1.56
			103,364,720	5.67

|4

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c] Senior Floating Rate Interests (continued)
Industrial Machinery
Harsco Corp., Initial Term Loan, 6.25%, (LIBOR + 5.00%), 11/02/23	United States	$1,571,415	$1,600,224	0.09
Mueller Water Products Inc., Loans, 3.742% - 3.833%, (LIBOR +
2.50%), 11/25/21	United States	5,192,230	5,240,907	0.29
Navistar Inc., Tranche B Term Loans, 5.24%, (LIBOR + 4.00%),
8/07/20	United States	34,536,504	34,838,698	1.91
Onsite Rental Group Operations Property Ltd., Term Loan, 5.74%,
(LIBOR + 4.50%), 10/25/22	Australia	7,387,772	7,387,773	0.40
			49,067,602	2.69
Integrated Telecommunication Services
Consolidated Communications Inc., Initial Term Loan, 4.25%, (LIBOR
+ 3.00%), 10/05/23	United States	2,057,623	2,028,045	0.11
Global Tel*Link Corp.,
Second Lien Term Loan, 9.083%, (LIBOR + 7.75%), 5/23/20	United States	3,374,143	3,372,736	0.18
Term Loan, 5.333%, (LIBOR + 4.00%), 5/23/20	United States	4,973,148	5,034,536	0.28
Securus Technologies Holdings Inc.,
Second Lien Term Loan, 9.00%, (LIBOR + 7.75%), 4/30/21.	United States	666,667	673,542	0.04
[d,e] Second Lien Term Loan, TBD, 11/01/25	United States	817,114	825,541	0.04
Zayo Group LLC, 2017 Incremental Refinancing B-1 Term Loan,
3.239%, (LIBOR + 2.00%), 1/19/21	United States	20,810,088	20,890,061	1.15
			32,824,461	1.80
Internet Software & Services
Rackspace Hosting Inc., 2017 Refinancing Term B Loans, 4.311%,
(LIBOR + 3.00%), 11/03/23	United States	5,119,388	5,118,933	0.28
Investment Banking & Brokerage
Finco I LLC, Initial Term Loans, 2.75%, (LIBOR + 2.75%), 6/14/22	United States	11,000,000	11,159,269	0.61
IT Consulting & Other Services
Gartner Inc., Tranche A Term Loans, 3.242%, (LIBOR + 2.00%),
3/20/22	United States	1,569,643	1,579,453	0.09
Sungard Availability Services Capital Inc., 2019 Tranche B Term
Loan, 6.242%, (LIBOR + 5.00%), 3/29/19	United States	26,400,995	24,684,930	1.35
			26,264,383	1.44
Leisure Facilities
24 Hour Fitness Worldwide Inc., Term Loan, 5.085%, (LIBOR +
3.75%), 5/28/21	United States	19,109,515	19,151,327	1.05
Fitness International LLC, Term A Loan, 4.492%, (LIBOR + 3.25%),
4/01/20	United States	18,611,401	18,634,758	1.02
			37,786,085	2.07
Life Sciences Tools & Services
INC Research Holdings Inc., Initial Term B Loans, 3.492%, (LIBOR +
2.25%), 8/01/24	United States	6,749,528	6,792,414	0.37
Quintiles IMS Inc., Term B-1 Dollar Loans, 3.333%, (LIBOR + 2.00%),
3/07/24	United States	10,421,250	10,497,242	0.58
			17,289,656	0.95
Marine
Navios Maritime Partners LP, Initial Term Loan, 6.32%, (LIBOR +
5.00%), 9/14/20	Greece	8,629,285	8,620,293	0.47

|5

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c] Senior Floating Rate Interests (continued)
Movies & Entertainment
AMC Entertainment Holdings Inc., 2016 Incremental Term Loans,
3.489%, (LIBOR + 2.25%), 12/15/23	United States	$1,614,143	$1,612,293	0.09
Cinemark USA Inc., Amended Term Loan Facility, 3.28%, (LIBOR +
2.00%), 5/08/22	United States	589,091	592,720	0.03
Global Eagle Entertainment Inc., Initial Term Loans, 8.456%, (LIBOR
+ 7.00%), 1/06/23	United States	1,812,528	1,779,299	0.10
Lions Gate Entertainment Corp., Term A Loan, 3.242%, (LIBOR +
2.00%), 12/08/21	United States	32,648,403	32,740,243	1.80
Live Nation Entertainment Inc., Term B-3 Loans, 3.50%, (LIBOR +
2.25%), 10/21/23	United States	3,301,516	3,320,088	0.18
Regal Cinemas Corp., Term Loan, 3.242%, (LIBOR + 2.00%),
4/01/22	United States	16,863,095	16,878,322	0.92
			56,922,965	3.12
Office Services & Supplies
Conduent Business Services LLC, Delayed Draw Term A Loan,
3.492%, (LIBOR + 2.25%), 12/07/21	United States	4,000,000	4,005,000	0.22
Oil & Gas Exploration & Production
Cantium LLC, Commitment, 7.34%, (LIBOR + 6.00%), 6/13/20.	United States	4,906,250	4,881,719	0.27
[d] Fieldwood Energy LLC, Loans, 4.208%, (LIBOR + 2.875%), 10/01/18 .	United States	60,707,705	58,355,282	3.20
UTEX Industries Inc., First Lien Initial Term Loan, 5.242%, (LIBOR +
4.00%), 5/21/21	United States	23,459,683	22,374,672	1.23
			85,611,673	4.70
Oil & Gas Storage & Transportation
International Seaways Operating Corp., Initial Term Loans, 6.75%,
(LIBOR + 5.50%), 6/22/22	United States	3,886,632	3,910,923	0.22
OSG Bulk Ships Inc., Initial Term Loan, 5.57%, (LIBOR + 4.25%),
8/05/19	United States	8,918,069	8,639,379	0.47
Strike LLC, Term Loan, 9.333% - 9.504%, (LIBOR + 8.00%),
11/30/22	United States	2,983,750	3,024,777	0.17
			15,575,079	0.86
Packaged Foods & Meats
American Seafoods Group LLC, Tranche B Term Loan, 4.49% -
4.62%, (LIBOR + 3.25%), 8/21/23	United States	3,040,000	3,078,000	0.17
CSM Bakery Supplies LLC,
Second Lien Term Loan, 9.08%, (LIBOR + 7.75%), 7/03/21.	United States	7,271,086	6,862,087	0.38
Term Loans, 5.34%, (LIBOR + 4.00%), 7/03/20	United States	2,560,483	2,519,943	0.14
JBS USA LUX SA, New Initial Term Loans, 3.739%, (LIBOR +
2.50%), 10/30/22	Brazil	28,374,742	27,966,855	1.53
Pinnacle Foods Finance LLC, Initial Term Loans, 3.232%, (LIBOR +
2.00%), 2/03/24	United States	1,261,835	1,269,486	0.07
Post Holdings Inc., Series A Incremental Term Loan, 3.492%, (LIBOR
+ 2.25%), 5/24/24	United States	8,240,637	8,286,480	0.45
			49,982,851	2.74
Paper Packaging
Caraustar Industries Inc., Refinancing Term Loans, 6.833%, (LIBOR
+ 5.50%), 3/14/22	United States	12,765,725	12,888,059	0.71

|6

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c] Senior Floating Rate Interests (continued)
Personal Products
Coty Inc., Term A Loan, 2.982%, (LIBOR + 1.75%), 10/27/20	United States	$16,433,766	$16,351,597	0.90
FGI Operating Co. LLC, Term B Loans, 5.50%, (LIBOR + 4.25%),
4/19/19	United States	43,896,526	32,227,512	1.77
			48,579,109	2.67
Pharmaceuticals
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term
Loans, 5.50%, (LIBOR + 4.25%), 4/29/24.	United States	20,914,798	21,212,834	1.16
Grifols Worldwide Operations USA Inc., Tranche B Term Loan,
3.452%, (LIBOR + 2.25%), 1/31/25	United States	11,595,050	11,649,071	0.64
Horizon Pharma Inc., Second Amendment Refinancing Term Loans,
5.00%, (LIBOR + 3.75%), 3/29/24	United States	5,954,808	5,987,685	0.33
Innoviva Inc., Initial Term Loan, 5.817%, (LIBOR + 4.50%), 8/18/22	United States	1,698,248	1,717,353	0.09
RPI Finance Trust, Term A-3 Loan, 3.083%, (LIBOR + 1.75%),
10/14/21	United States	4,201,976	4,209,854	0.23
Valeant Pharmaceuticals International Inc., Series F Tranche B Term
Loan, 5.99%, (LIBOR + 4.75%), 4/01/22	United States	18,678,662	19,061,575	1.05
			63,838,372	3.50
Restaurants
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Term B Loans, 3.237%, (LIBOR + 2.00%), 6/16/23	United States	4,459,564	4,489,827	0.25
NPC International Inc., Second Lien Initial Term Loan, 8.742%,
(LIBOR + 7.50%), 4/20/25	United States	4,842,941	4,927,692	0.27
			9,417,519	0.52
Retail REITs
Capital Automotive LP, Tranche B-2 Term Loan, 4.25%, (LIBOR +
3.00%), 3/24/24	United States	4,379,342	4,404,431	0.24
Semiconductor Equipment
MKS Instruments Inc., Tranche B-3 Term Loans, 3.492%, (LIBOR +
2.25%), 4/29/23	United States	954,971	964,371	0.05
Semiconductors
ON Semiconductor Corp., 2017 Replacement Term Loans, 3.492%,
(LIBOR + 2.25%), 3/31/23	United States	8,095,020	8,140,133	0.45
Specialized Consumer Services
Avis Budget Car Rental LLC, Tranche B Term Loan, 3.34%, (LIBOR +
2.00%), 3/15/22	United States	17,406,195	17,370,843	0.95
NVA Holdings Inc.,
Second Lien Term Loan, 8.333%, (LIBOR + 7.00%), 8/14/22	United States	2,165,278	2,186,931	0.12
Term B-2 Loans, 4.833%, (LIBOR + 3.50%), 8/14/21	United States	6,571,057	6,639,850	0.37
Sabre GLBL Inc.,
2017 B-1 Incremental Term, 3.492%, (LIBOR + 2.25%), 2/22/24 .	United States	1,554,106	1,561,738	0.09
2017 Other Term A Loans, 3.492%, (LIBOR + 2.25%), 7/01/22	United States	6,574,027	6,594,571	0.36
			34,353,933	1.89
Specialty Chemicals
Ashland LLC, Term B Loan, 3.264% - 3.319%, (LIBOR + 2.00%),
5/17/24	United States	1,950,660	1,964,477	0.11
Axalta Coating Systems U.S. Holdings Inc., Term B-2 Dollar Loans,
3.333%, (LIBOR + 2.00%), 6/01/24	United States	7,606,862	7,657,577	0.42
KMG Chemicals Inc., Initial Term Loan, 5.492%, (LIBOR + 4.25%),
6/15/24	United States	1,658,611	1,679,344	0.09

|7

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c] Senior Floating Rate Interests (continued)
Specialty Chemicals (continued)
Oxbow Carbon LLC,
Second Lien Initial Term Loan, 8.242%, (LIBOR + 7.00%),
1/17/20	United States	$14,400,462	$14,463,464	0.79
Tranche B Term Loan, 4.742%, (LIBOR + 3.50%), 1/19/20	United States	4,923,671	4,991,371	0.28
Solenis International LP and Solenis Holdings 3 LLC, Second Lien
Term Loan, 8.067%, (LIBOR + 6.75%), 7/31/22	United States	3,270,000	3,268,980	0.18
			34,025,213	1.87
Specialty Stores
Container Store Inc., Term B-1 Loan, 8.333%, (LIBOR + 7.00%),
8/18/21	United States	1,490,625	1,434,727	0.08
General Nutrition Centers Inc., Tranche B Term Loans, 3.75%,
(LIBOR + 2.50%), 3/04/19	United States	21,968,813	20,996,693	1.15
Jo-Ann Stores Inc., Initial Loans, 6.551%, (LIBOR + 5.00%),
10/21/23	United States	3,320,889	3,181,827	0.18
PetSmart Inc., Tranche B-2 Loans, 4.24%, (LIBOR + 3.00%), 3/11/22 .	United States	42,991,017	37,046,176	2.03
			62,659,423	3.44
Technology Hardware, Storage & Peripherals
Western Digital Corp., Term A Loan, 2.99%, (LIBOR + 1.75%),
4/29/21	United States	10,091,897	10,148,664	0.56
Tires & Rubber
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.24%,
(LIBOR + 2.00%), 4/30/19	United States	7,437,937	7,476,674	0.41
Trucking
The Hertz Corp., Tranche B-1 Term Loan, 4.00%, (LIBOR + 2.75%),
6/30/23	United States	31,144,513	31,098,295	1.71
Total Senior Floating Rate Interests
(Cost $1,497,241,353)			1,476,236,608	81.04

Asset-Backed Securities
Other Diversified Financial Services
[g,h] Ballyrock CLO LLC, 2014-1A, BR, 144A, FRN, 3.463%, (3-month
USD LIBOR + 2.10%), 10/20/26	United States	2,100,000	2,109,576	0.11
[g,h] BlueMountain CLO Ltd., 2012-2A, AR, 144A, FRN, 2.736%, (3-month
USD LIBOR + 1.42%), 11/20/28	United States	10,790,000	10,897,900	0.60
[g,h] Bristol Park CLO Ltd., 2016-1A, A, 144A, FRN, 2.779%, (3-month
USD LIBOR + 1.42%), 4/15/29	United States	22,000,000	22,294,800	1.22
[g,h] Carlyle Global Market Strategies CLO Ltd.,
2014-2A, AR, 144A, FRN, 2.565%, (3-month USD LIBOR +
1.25%), 5/15/25	United States	3,200,000	3,225,984	0.18
2015-2A, A1, 144A, FRN, 2.844%, (3-month USD LIBOR +
1.47%), 4/27/27	United States	2,800,000	2,829,792	0.15
[g,h] Carlyle U.S. CLO Ltd., 2017-1A, A1A, 144A, FRN, 2.663%, (3-month
USD LIBOR + 1.30%), 4/20/31	United States	12,600,000	12,686,562	0.70

|8

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

Asset-Backed Securities (continued)
Other Diversified Financial Services (continued)
[g,h] Cent CLO LP,
2013-17A, B, 144A, FRN, 4.378%, (3-month USD LIBOR +
3.00%), 1/30/25	United States	$800,000	$802,264	0.04
2014-22A, A1R, 144A, FRN, 2.722%, (3-month USD LIBOR +
1.41%), 11/07/26	United States	7,510,000	7,574,436	0.41
2014-22A, BR, 144A, FRN, 4.262%, (3-month USD LIBOR +
2.95%), 11/07/26	United States	3,200,000	3,278,976	0.18
[g,h] Eaton Vance CDO Ltd., 2014-1A, AR, 144A, FRN, 2.559%, (3-month
USD LIBOR + 1.20%), 7/15/26	United States	2,650,000	2,661,925	0.15
[g] Emerson Park CLO Ltd., 2013-1A, C2R, 144A, 4.055%, 7/15/25	United States	1,100,000	1,104,851	0.06
[g,h] LCM XXI LP, 21A, A, 144A, FRN, 2.913%, (3-month USD LIBOR +
1.55%), 4/20/28	United States	11,630,000	11,769,793	0.65
[g,h] LCM XXIV Ltd., 24A, A, 144A, FRN, 2.673%, (3-month USD LIBOR +
1.31%), 3/20/30	United States	26,400,000	26,521,176	1.46
[g,h] LCM XXV Ltd.,
25A, B2, 144A, FRN, 2.00%, (3-month USD LIBOR + 1.65%),
7/20/30	United States	4,075,000	4,089,792	0.22
25A, C2, 144A, FRN, 3.00%, (3-month USD LIBOR + 2.30%),
7/20/30	United States	1,625,000	1,630,102	0.09
[g,h] Madison Park Funding Ltd., 2016-21A, A1, 144A, FRN, 2.897%,
(3-month USD LIBOR + 1.53%), 7/25/29	United States	7,100,000	7,207,352	0.39
[g,h] Magnetite XIV Ltd., 2015-14A, A, 144A, FRN, 2.744%, (3-month USD
LIBOR + 1.39%), 7/18/28	United States	1,460,000	1,474,250	0.08
[g,h] Octagon Investment Partners 30 Ltd., 144A, FRN, 2.683%, (3-month
USD LIBOR + 1.32%), 3/17/30	United States	11,942,857	11,973,670	0.66
[g,h] Octagon Investment Partners 31 LLC, 2017-1A, C, 144A, FRN,
3.763%, (3-month USD LIBOR + 2.40%), 7/20/30	United States	2,288,855	2,302,130	0.13
[g,h] TCI-Cent CLO Income Note Issuer Ltd., 2017-1A, B, 144A, FRN,
3.717%, (3-month USD LIBOR + 2.35%), 7/25/30	United States	3,000,000	3,022,350	0.17
[g,h] Voya CLO Ltd.,
2015-1A, A1, 144A, FRN, 2.834%, (3-month USD LIBOR +
1.48%), 4/18/27	United States	3,210,000	3,216,420	0.18
2017-3A, B, 144A, FRN, 3.668%, (3-month USD LIBOR +
2.35%), 7/20/30	United States	2,508,761	2,524,641	0.14
Total Asset-Backed Securities (Cost $144,062,299)			145,198,742	7.97

Total Investments before Short Term Investments
(Cost $1,710,004,324)			1,689,361,508	92.74

Short Term Investments
[c] Senior Floating Rate Interests
Broadcasting
Marshall Broadcasting Group Inc., Term Loan A-2, 3.235%, (LIBOR +
2.00%), 6/28/18	United States	128,008	128,168	0.01
Forest Products
[f,i] Appvion Inc., NM Term Loans, 10.492% - 10.627%, (LIBOR +
9.25%), 7/01/18	United States	4,894,117	4,967,529	0.27
Total Senior Floating Rate Interests
(Cost $4,933,964)			5,095,697	0.28

|9

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

Repurchase Agreements (Cost $103,024,066)
[j] Joint Repurchase Agreement, 1.031%, 11/01/17
(Maturity Value $103,027,016)
BNP Paribas Securities Corp. (Maturity Value $90,986,249)
Deutsche Bank Securities Inc. (Maturity Value $6,321,738)
HSBC Securities (USA) Inc. (Maturity Value $5,198,743)
Merrill Lynch, Pierce, Fenner & Smith Inc.
(Maturity Value $520,286)
Collateralized by U.S. Government Agency Securities, 1.50% -
2.00%, 1/17/20 - 1/05/22; [k]U.S. Treasury Bill, 11/24/17; and U.S.
Treasury Note, 0.75% - 2.00%, 2/28/18 - 8/31/22 (valued at
$105,373,155)	United States	$103,024,066	$103,024,066	5.65
Total Investments (Cost $1,817,962,354)			1,797,481,271	98.67
Other Assets, less Liabilities			24,189,486	1.33
Net Assets			$1,821,670,757	100.00

†Rounds to less than 0.01% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSee Note 5 regarding investments in affiliated management investment companies.
bIncome may be received in additional securities and/or cash.
cThe coupon rate shown represents the rate at period end.
dA portion or all of the security purchased on a delayed delivery basis.
eA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
fFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
October 31, 2017, the aggregate value of these securities was $145,198,742, representing 8.0% of net assets.
hThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
iSee Note 4 regarding unfunded loan commitments.
jInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2017, all repurchase agreements had been entered into on that date.
kThe security was issued on a discount basis with no stated coupon rate.

At October 31, 2017, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
	Periodic					Unamortized
	Payment Rate					Upfront	Unrealized
	Received	Payment	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	Date	Amount	Value	(Receipts)	(Depreciation)	Rating
Centrally Cleared Swap Contracts
Contracts to Buy Protection[a]
Traded Index
CDX.NA.HY.26	(5.00)%	Quarterly	6/20/21	$26,362,000	$(2,424,200)	$(1,806,927)	$(617,273)

aPerformance triggers for settlement of contract include failure to pay or bankruptcy of the underlying securities for traded index swaps.

See Abbreviations on page 22.

|10

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, October 31, 2017 (unaudited)
Franklin Lower Tier Floating Rate Fund
			Principal
		Country	Amount*	Value
Corporate Bonds (Cost $5,119,343) 1.4%
Industrial Machinery 1.4%
[a] Onsite Rental Group Operations Property Ltd., senior note, PIK, 6.10%, 10/26/23		Australia	$7,308,657	$5,586,390
[b] Senior Floating Rate Interests 81.3%
Aerospace & Defense 3.9%
Doncasters U.S. Finance LLC, Second Lien Term Loan, 9.583%, (LIBOR + 8.25%),
10/09/20		United States	16,536,432	15,709,611
Agricultural Products 0.2%
Allflex Holdings III Inc., Second Lien Initial Term Loan, 8.363%, (LIBOR + 7.00%),
7/16/21	.	United States	981,132	987,264
Apparel Retail 1.6%
Ascena Retail Group Inc., Tranche B Term Loan, 5.75%, (LIBOR + 4.50%), 8/21/22		United States	7,201,876	6,281,390
Coal & Consumable Fuels 3.6%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 6.992%, (LIBOR + 5.75%), 8/14/20		United States	173,545	171,376
[c] Second Lien Initial Term Loan, 11.992%, (LIBOR + 10.75%), 2/16/21		United States	3,992,344	3,942,440
[c] Foresight Energy LLC, Term Loans, 7.083%, (LIBOR + 5.75%), 3/28/22		United States	7,000,000	6,623,750
Westmoreland Coal Co., Term Loan, 7.833%, (LIBOR + 6.50%), 12/16/20		United States	5,731,966	3,634,066
				14,371,632
Diversified Chemicals 1.3%
OCI Beaumont LLC, Term B-3 Loan, 8.064%, (LIBOR + 6.75%), 8/20/19		United States	5,329,535	5,411,700
Forest Products 3.4%
[d] Appvion Inc., Roll-Up Loans, 7.75%, (LIBOR + 6.50%), 7/01/18		United States	13,882,250	13,882,250
General Merchandise Stores 17.0%
[c] 99 Cents Only Stores, Tranche B-2 Loan, 4.817% - 4.833%, (LIBOR + 3.50%), 1/11/19		United States	38,158,344	36,011,938
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.042% - 5.113%, (LIBOR + 3.75%),
7/09/19	.	United States	35,330,405	32,503,972
				68,515,910
Industrial Machinery 1.3%
Onsite Rental Group Operations Property Ltd., Term Loan, 5.74%, (LIBOR + 4.50%),
10/25/22		Australia	5,345,644	5,345,644
Integrated Telecommunication Services 6.0%
Global Tel*Link Corp., Second Lien Term Loan, 9.083%, (LIBOR + 7.75%), 5/23/20		United States	5,095,856	5,093,731
Securus Technologies Holdings Inc.,
Second Lien Term Loan, 9.00%, (LIBOR + 7.75%), 4/30/21		United States	9,556,000	9,654,551
[c,e] Second Lien Term Loan, TBD, 11/01/25		United States	9,556,000	9,654,551
				24,402,833
IT Consulting & Other Services 4.2%
Sungard Availability Services Capital Inc., 2019 Tranche B Term Loan, 6.242%, (LIBOR +
5.00%), 3/29/19.		United States	18,169,110	16,988,118
Movies & Entertainment 0.9%
Global Eagle Entertainment Inc., Initial Term Loans, 8.456%, (LIBOR + 7.00%), 1/06/23		United States	3,815,849	3,745,893
Oil & Gas Exploration & Production 18.9%
Fieldwood Energy LLC, Loans, 4.208%, (LIBOR + 2.875%), 10/01/18		United States	34,256,722	32,929,274
UTEX Industries Inc.,
First Lien Initial Term Loan, 5.242%, (LIBOR + 4.00%), 5/21/21		United States	44,353,488	42,302,139
Second Lien Initial Term Loan, 8.492%, (LIBOR + 7.25%), 5/20/22		United States	1,500,000	1,363,125
				76,594,538

Quarterly Statement of Investments | See Notes to Statements of Investments. | 11

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Lower Tier Floating Rate Fund (continued)
		Principal
	Country	Amount*	Value
[b] Senior Floating Rate Interests (continued)
Oil & Gas Storage & Transportation 0.6%
International Seaways Operating Corp., Initial Term Loans, 6.75%, (LIBOR + 5.50%),
6/22/22.	United States	$2,484,375	$2,499,902
Packaged Foods & Meats 4.0%
CSM Bakery Supplies LLC, Second Lien Term Loan, 9.08%, (LIBOR + 7.75%), 7/03/21	United States	16,927,258	15,975,100
Paper Packaging 3.5%
Caraustar Industries Inc., Refinancing Term Loans, 6.833%, (LIBOR + 5.50%), 3/14/22	United States	14,200,888	14,336,975
Personal Products 5.3%
[c] FGI Operating Co. LLC, Term B Loans, 5.50%, (LIBOR + 4.25%), 4/19/19	United States	29,128,443	21,385,229
Specialty Chemicals 3.9%
Oxbow Carbon LLC, Second Lien Initial Term Loan, 8.242%, (LIBOR + 7.00%), 1/17/20	United States	15,510,000	15,577,856
Specialty Stores 1.7%
PetSmart Inc., Tranche B-2 Loans, 4.24%, (LIBOR + 3.00%), 3/11/22	United States	7,876,866	6,787,645
Total Senior Floating Rate Interests
(Cost $320,776,745)			328,799,490
Total Investments before Short Term Investments
(Cost $325,896,088)			334,385,880

Short Term Investments 23.3%
[b] Senior Floating Rate Interests (Cost $7,209,058) 1.8%
Forest Products 1.8%
[d,f] Appvion Inc., NM Term Loans, 10.492% - 10.627%, (LIBOR + 9.25%), 7/01/18	United States	7,341,176	7,451,294

		Shares
Money Market Funds (Cost $86,686,661) 21.5%
[g,h] Institutional Fiduciary Trust Money Market Portfolio, 0.69%	United States	86,686,661	86,686,661
Total Investments (Cost $419,791,807) 106.0%			428,523,835
Other Assets, less Liabilities (6.0)%			(24,333,922)
Net Assets 100.0%			$404,189,913

See Abbreviations on page 22.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aIncome may be received in additional securities and/or cash.
bThe coupon rate shown represents the rate at period end.
cA portion or all of the security purchased on a delayed delivery basis.
dFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
eA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
fSee Note 4 regarding unfunded loan commitments.
gSee Note 5 regarding investments in affiliated management investment companies.
hThe rate shown is the annualized seven-day yield at period end.

|12

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, October 31, 2017 (unaudited)
Franklin Middle Tier Floating Rate Fund
		Principal
	Country	Amount*	Value
Corporate Bonds (Cost $6,964,430) 1.8%
Industrial Machinery 1.8%
[a] Onsite Rental Group Operations Property Ltd., senior note, PIK, 6.10%, 10/26/23	Australia	$8,660,319	$6,619,536
[b] Senior Floating Rate Interests 89.9%
Aerospace & Defense 4.7%
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.583%, (LIBOR + 8.25%), 10/09/20	United States	5,623,654	5,342,471
Term B Loans, 4.833%, (LIBOR + 3.50%), 4/09/20	United States	11,771,002	11,457,105
			16,799,576
Air Freight & Logistics 0.1%
XPO Logistics Inc., Loans, 3.599%, (LIBOR + 2.25%), 11/01/21	United States	394,536	397,250
Airlines 0.5%
Air Canada, Term Loan, 3.568%, (LIBOR + 2.25%), 10/06/23	Canada	1,898,055	1,911,895
Apparel Retail 1.8%
Ascena Retail Group Inc., Tranche B Term Loan, 5.75%, (LIBOR + 4.50%), 8/21/22	United States	7,394,300	6,449,220
Auto Parts & Equipment 0.1%
TI Group Automotive Systems LLC, Initial US Term Loan, 3.992%, (LIBOR + 2.75%),
6/30/22.	United States	496,508	498,835
Cable & Satellite 0.5%
CSC Holdings LLC (Cablevision), March 2017 Incremental Term Loans, 3.489%, (LIBOR
+ 2.25%), 7/17/25	United States	1,722,327	1,720,162
Casinos & Gaming 0.4%
Kingpin Intermediate Holdings LLC, Initial Term Loans, 5.57%, (LIBOR + 4.25%), 7/03/24 .	United States	1,372,560	1,387,127
Coal & Consumable Fuels 0.7%
[c] Bowie Resource Holdings LLC, First Lien Initial Term Loan, 6.992%, (LIBOR + 5.75%),
8/14/20.	United States	2,440,248	2,409,745
Commodity Chemicals 7.8%
[c] Cyanco Intermediate Corp., Initial Term Loan, 5.742%, (LIBOR + 4.50%), 5/01/20	United States	27,826,364	28,122,019
Communications Equipment 0.3%
Ciena Corp., Refinancing Term Loan, 3.739%, (LIBOR + 2.50%), 1/28/22	United States	1,135,137	1,140,812
Commscope Inc., Tranche 5 Term Loans, 3.242% - 3.38%, (LIBOR + 2.00%), 12/29/22	United States	92,011	92,814
			1,233,626
Data Processing & Outsourced Services 0.2%
[c] Global Payments Inc., Term A-2 Loan, 2.952%, (LIBOR + 1.75%), 5/02/22.	United States	685,925	686,354
Diversified Chemicals 1.7%
OCI Beaumont LLC, Term B-3 Loan, 8.064%, (LIBOR + 6.75%), 8/20/19	United States	5,940,537	6,032,123
Diversified Support Services 0.4%
KAR Auction Services Inc., Term Loan B, 3.875%, (LIBOR + 2.50%), 3/09/23	United States	424,538	427,900
Ventia Pty. Ltd., Term B Loans (USD), 4.833%, (LIBOR + 3.50%), 5/21/22	Australia	1,156,573	1,165,247
			1,593,147
Electric Utilities 0.2%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.84%, (LIBOR + 3.50%), 6/28/23 .	United States	683,312	689,291
Food Retail 1.3%
Smart & Final Stores LLC, First Lien Term Loan, 4.833%, (LIBOR + 3.50%), 11/15/22.	United States	4,999,217	4,851,325
General Merchandise Stores 9.2%
[c] 99 Cents Only Stores, Tranche B-2 Loan, 4.817% - 4.833%, (LIBOR + 3.50%), 1/11/19	United States	34,964,816	32,998,046
Dollar Tree Inc., Term A-1 Loans, 2.75%, (LIBOR + 1.50%), 7/06/20	United States	391,616	390,755
			33,388,801

Quarterly Statement of Investments | See Notes to Statements of Investments. | 13

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Middle Tier Floating Rate Fund (continued)
		Principal
	Country	Amount*	Value
[b] Senior Floating Rate Interests (continued)
Health Care Services 2.5%
[c,d] Air Medical Group Holdings Inc., 2017-2 New Term Loans, TBD, 10/31/24	United States	$7,040,000	$7,052,573
U.S. Renal Care Inc., Initial Term Loan, 5.583%, (LIBOR + 4.25%), 12/31/22	United States	2,213,291	2,145,509
			9,198,082
Household Products 0.0%†
Spectrum Brands Inc., USD Term Loans, 3.242% - 3.312%, (LIBOR + 2.00%), 6/23/22	United States	153,831	155,052
Independent Power Producers & Energy Traders 0.3%
Calpine Corp., Term Loan (B5), 4.09%, (LIBOR + 2.75%), 1/15/24	United States	494,937	497,310
[c] Helix Gen Funding LLC, Term Loan, 5.083%, (LIBOR + 3.75%), 6/02/24	United States	692,540	700,850
			1,198,160
Industrial Machinery 5.6%
Harsco Corp., Initial Term Loan, 6.25%, (LIBOR + 5.00%), 11/02/23	United States	111,839	113,889
Navistar Inc., Tranche B Term Loans, 5.24%, (LIBOR + 4.00%), 8/07/20	United States	13,829,407	13,950,414
Onsite Rental Group Operations Property Ltd., Term Loan, 5.74%, (LIBOR + 4.50%),
10/25/22	Australia	6,334,266	6,334,267
			20,398,570
Integrated Telecommunication Services 8.9%
Consolidated Communications Inc., Initial Term Loan, 4.25%, (LIBOR + 3.00%), 10/05/23.	United States	1,016,015	1,001,410
Global Tel*Link Corp., Term Loan, 5.333%, (LIBOR + 4.00%), 5/23/20.	United States	15,112,639	15,299,190
Securus Technologies Holdings Inc.,
Initial Term Loan, 4.75%, (LIBOR + 3.50%), 4/30/20	United States	7,760,828	7,860,267
[c,d] Term Loan B, TBD, 6/30/24	United States	7,760,828	7,860,267
			32,021,134
Investment Banking & Brokerage 0.2%
[c] Finco I LLC, Initial Term Loans, 2.75%, (LIBOR + 2.75%), 6/14/22	United States	750,000	760,859
IT Consulting & Other Services 3.5%
Sungard Availability Services Capital Inc., 2019 Tranche B Term Loan, 6.242%, (LIBOR +
5.00%), 3/29/19.	United States	13,507,586	12,629,593
Leisure Facilities 1.9%
24 Hour Fitness Worldwide Inc., Term Loan, 5.085%, (LIBOR + 3.75%), 5/28/21	United States	6,653,846	6,668,405
Life Sciences Tools & Services 0.3%
INC Research Holdings Inc., Initial Term B Loans, 3.492%, (LIBOR + 2.25%), 8/01/24	United States	446,791	449,630
[c] Quintiles IMS Inc., Term B-2 Dollar Loans, 3.321%, (LIBOR + 2.00%), 1/01/25	United States	712,560	717,756
			1,167,386
Marine 2.9%
Navios Maritime Partners LP, Initial Term Loan, 6.32%, (LIBOR + 5.00%), 9/14/20	Greece	10,497,033	10,486,095
Movies & Entertainment 0.6%
[c] AMC Entertainment Holdings Inc., 2016 Incremental Term Loans, 3.489%, (LIBOR +
2.25%), 12/15/23	United States	1,032,147	1,030,964
Global Eagle Entertainment Inc., Initial Term Loans, 8.456%, (LIBOR + 7.00%), 1/06/23	United States	953,962	936,473
			1,967,437
Oil & Gas Exploration & Production 12.1%
[c] Fieldwood Energy LLC, Loans, 4.208%, (LIBOR + 2.875%), 10/01/18	United States	45,528,188	43,763,971
Oil & Gas Storage & Transportation 0.8%
[c] Strike LLC, Term Loan, 9.333% - 9.504%, (LIBOR + 8.00%), 11/30/22.	United States	2,968,962	3,009,785
Packaged Foods & Meats 2.6%
CSM Bakery Supplies LLC,
Second Lien Term Loan, 9.08%, (LIBOR + 7.75%), 7/03/21	United States	2,000,000	1,887,500
Term Loans, 5.34%, (LIBOR + 4.00%), 7/03/20	United States	7,063,511	6,951,674

|14

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Middle Tier Floating Rate Fund (continued)
			Principal
		Country	Amount*	Value
[b] Senior Floating Rate Interests (continued)
Packaged Foods & Meats (continued)
Post Holdings Inc., Series A Incremental Term Loan, 3.492%, (LIBOR + 2.25%), 5/24/24 .		United States	$506,695	$509,514
				9,348,688
Personal Products 6.8%
FGI Operating Co. LLC, Term B Loans, 5.50%, (LIBOR + 4.25%), 4/19/19		United States	33,240,335	24,404,057
Pharmaceuticals 0.7%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 5.50%, (LIBOR + 4.25%), 4/29/24		United States	311,985	316,431

[c] Horizon Pharma Inc., Second Amendment Refinancing Term Loans, 5.00%, (LIBOR + 3.75%), 3/29/24.		United States	2,350,571	2,363,548

				2,679,979
Semiconductors 0.8%
MACOM Technology Solutions Holdings Inc., Initial Term Loans, 3.489%, (LIBOR + 2.25%), 5/17/24.		United States	1,067,025	1,069,915

[c] ON Semiconductor Corp., 2017 Replacement Term Loans, 3.492%, (LIBOR + 2.25%), 3/31/23		United States	1,906,325	1,916,948
	.
				2,986,863
Specialized Consumer Services 0.5%
Avis Budget Car Rental LLC, Tranche B Term Loan, 3.34%, (LIBOR + 2.00%), 3/15/22		United States	406,613	405,788
NVA Holdings Inc., Term B-2 Loans, 4.833%, (LIBOR + 3.50%), 8/14/21		United States	1,129,500	1,141,325
[c] Sabre GLBL Inc., 2017 B-1 Incremental Term, 3.492%, (LIBOR + 2.25%), 2/22/24		United States	67,598	67,929
				1,615,042
Specialty Chemicals 2.9%
Ashland LLC, Term B Loan, 3.264% - 3.319%, (LIBOR + 2.00%), 5/17/24		United States	153,827	154,917
Axalta Coating Systems U.S. Holdings Inc., Term B-2 Dollar Loans, 3.333%, (LIBOR + 2.00%), 6/01/24.		United States	1,657,261	1,668,310

Oxbow Carbon LLC, Second Lien Initial Term Loan, 8.242%, (LIBOR + 7.00%), 1/17/20		United States	8,517,180	8,554,442
				10,377,669
Specialty Stores 6.1%
General Nutrition Centers Inc., Tranche B Term Loans, 3.75%, (LIBOR + 2.50%), 3/04/19 .		United States	6,249,902	5,973,344
Jo-Ann Stores Inc., Initial Loans, 6.551%, (LIBOR + 5.00%), 10/21/23		United States	3,769,444	3,611,599
[c] PetSmart Inc., Tranche B-2 Loans, 4.24%, (LIBOR + 3.00%), 3/11/22		United States	14,508,540	12,502,284
				22,087,227
Total Senior Floating Rate Interests
(Cost $328,950,077)				325,094,550
Total Investments before Short Term Investments
(Cost $335,914,507)				331,714,086

Short Term Investments 22.8%
[b] Senior Floating Rate Interests 3.6%
Forest Products 3.6%
[e] Appvion Inc.,
[f] NM Term Loans, 10.492% - 10.627%, (LIBOR + 9.25%), 7/01/18		United States	7,341,177	7,451,294
[c] Roll-Up Loans, 7.75%, (LIBOR + 6.50%), 7/01/18		United States	5,594,642	5,594,642
Total Senior Floating Rate Interests
(Cost $12,803,701)				13,045,936

|15

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Middle Tier Floating Rate Fund (continued)
	Country	Shares	Value
Money Market Funds (Cost $69,298,026) 19.2%
[g,h] Institutional Fiduciary Trust Money Market Portfolio, 0.69%	United States	69,298,026	$69,298,026
Total Investments (Cost $418,016,234) 114.5%			414,058,048
Other Assets, less Liabilities (14.5)%			(52,427,267)
Net Assets 100.0%			$361,630,781

See Abbreviations on page 22.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aIncome may be received in additional securities and/or cash.
bThe coupon rate shown represents the rate at period end.
cA portion or all of the security purchased on a delayed delivery basis.
dA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
eFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
fSee Note 4 regarding unfunded loan commitments.
gSee Note 5 regarding investments in affiliated management investment companies.
hThe rate shown is the annualized seven-day yield at period end.

|16

FRANKLIN FLOATING RATE MASTER TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares are exempt from registration under the Securities Act of 1933.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the

|17

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

The following Funds have invested in derivatives during the period.

Franklin Floating Rate Master Series - swaps

4. UNFUNDED LOAN COMMITMENTS

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of Investments.

|18

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

At October 31, 2017, unfunded commitments were as follows:

								Unfunded
Borrower							Commitment
Franklin Floating Rate Master Series
BMC Software Finance, Inc., Non-Extended US Revolving Commitment								$9,593,418
Appvion Inc., NM Term Loans								3,105,882
								$12,699,300
Franklin Lower Tier Floating Rate Fund
Appvion Inc., NM Term Loans								$4,658,824
Franklin Middle Tier Floating Rate Fund
Appvion Inc., NM Term Loans								$4,658,824

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended October 31, 2017, investments in affiliated management investment companies were as follows:

								Net Change
	Number of			Number of				in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss) (Depreciation)
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Franklin Lower Tier Floating Rate Fund	—	2,766,646	—	2,766,646	$28,828,453	$238,569	$—	$66,579
Franklin Middle Tier Floating Rate Fund	—	2,910,685	—	2,910,685	28,582,923	188,002	—	(121,183)
Total Affiliated Securities					$57,411,376	$426,571	$—	$(54,604)
Franklin Lower Tier Floating Rate Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.69%.	—	95,993,729	(9,307,068)	86,686,661	$86,686,661	$30,029	$—	$—
Franklin Middle Tier Floating Rate Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.69%.	—	99,203,420	(29,905,394)	69,298,026	$69,298,026	$26,713	$—	$—

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

|19

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. FAIR VALUE MEASUREMENTS (continued)

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of October 31, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Equity Investments:[a]
Oil & Gas Exploration & Production	$—	$2,410,266	$—	$2,410,266
All Other Equity Investments[b]	57,795,405	—	—	57,795,405
Corporate Bonds	—	7,720,487	—	7,720,487
Senior Floating Rate Interests	—	1,462,383,077	13,853,531	1,476,236,608
Asset-Backed Securities.	—	145,198,742	—	145,198,742
Short Term Investments	103,024,066	128,168	4,967,529	108,119,763
Total Investments in Securities	$160,819,471	$1,617,840,740	$18,821,060	$1,797,481,271

Other Financial Instruments:
Unfunded Loan Commitments.	$—	$246,991	$102,484	$349,475

Liabilities:
Other Financial Instruments:
Swap Contracts.	$—	$617,273	$—	$617,273

Franklin Lower Tier Floating Rate Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$5,586,390	$—	$5,586,390
Senior Floating Rate Interests	—	314,917,240	13,882,250	328,799,490
Short Term Investments	86,686,661	—	7,451,294	94,137,955
Total Investments in Securities	$86,686,661	$320,503,630	$21,333,544	$428,523,835

Other Financial Instruments:
Unfunded Loan Commitments.	$—	$—	$153,727	$153,727

Franklin Middle Tier Floating Rate Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$6,619,536	$—	$6,619,536
Senior Floating Rate Interests	—	325,094,550	—	325,094,550
Short Term Investments	69,298,026	—	13,045,936	82,343,962
Total Investments in Securities	$69,298,026	$331,714,086	$13,045,936	$414,058,048

Other Financial Instruments:
Unfunded Loan Commitments.	$—	$—	$153,727	$153,727

aIncludes common stocks and management investment companies.
bFor detailed categories, see the accompanying Statement of Investments.

|20

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the three months ended October 31, 2017, is as follows:

										Net Change in
										Unrealized
										Appreciation
							Net	Net		(Depreciation)
	Balance at						Realized	Unrealized	Balance	on Assets
	Beginning of			Transfer Into	Transfer Out of	Cost Basis	Gain	Appreciation	at End	Held at
	Period	Purchases	Sales	Level 3[a]	Level 3[b]	Adjustments	(Loss)	(Depreciation)	of Period	Period End
Franklin Floating Rate Master
Series
Assets:
Investments in Securities:
Equity Investments:[c]
Steel	$854,640	$—	$—	$—	$(943,997)	$—	$—	$89,357	$—	$—
Asset-Backed Securities	3,000,000	—	—	—	(2,999,940)	—	—	(60)	—	—
Senior Floating Rate Interests .	—	—	—	13,853,531	—	—	—	—	13,853,531	—
Short Term Investments	—	4,806,039	—	—	—	—	—	161,490	4,967,529	161,490
Total Investments in Securities	$3,854,640	$4,806,039	$—	$13,853,531	$(3,943,937)	$—	$—	$250,787	$18,821,060	$161,490
Other Financial Instruments:
Unfunded Loan Commitments .	$—	$—	$—	$—	$—	$—	$—	$102,484	$102,484	$102,484

Franklin Lower Tier Floating Rate
Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests .	$—	$—	$—	$13,882,250	$—	$—	$—	$—	$13,882,250	$—
Short Term Investments	—	7,209,058	—	—	—	—	—	242,236	7,451,294	242,236
Total Investments in Securities	$—	$7,209,058	$—	$13,882,250	$—	$—	$—	$242,236	$21,333,544	$242,236
Other Financial Instruments:
Unfunded Loan Commitments .	$—	$—	$—	$—	$—	$—	$—	$153,727	$153,727	$153,727

Franklin Middle Tier Floating Rate
Fund
Assets:
Investments in Securities:
Short Term Investments	$—	$12,803,700	$—	$—	$—	$—	$—	$242,236	$13,045,936	$242,236
Other Financial Instruments:
Unfunded Loan Commitments .	$—	$—	$—	$—	$—	$—	$—	$153,727	$153,727	$153,727

aThe investments were transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
bThe investments were transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs.
cIncludes common stocks.

Level 3 investments include financial instruments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are unobservable. They may also include fair value of immaterial financial instruments and/or other assets developed using various valuation techniques and unobservable inputs.

|21

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Currency	Selected Portfolio
USD United States Dollar	CDO	Collateralized Debt Obligation
	CLO	Collateralized Loan
	FRN	Floating Rate Note
	LIBOR	London InterBank Offered
	PIK	Payment-In-Kind
	TBD	To-Be Determined

Index
CDX.NA.HY.Series number	CDX North America High Yield Index

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|22

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By   _/s/MATTHEW T. HINKLE_

Matthew T. Hinkle

Chief Executive Officer –

Finance and Administration

Date December 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   _/s/MATTHEW T. HINKLE_

Matthew T. Hinkle

Chief Executive Officer –

Finance and Administration

Date December 27, 2017

By   _/s/GASTON GARDEY

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date December 27, 2017